CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Retained earnings	Cumulative currency translation differences	Other reserves and equity instruments	Treasury shares	Profit for the year	Total	Non-controlling interests
Balance at Dec. 31, 2021	€ 44,519	€ 4,005	€ 22,750	€ 6,530	€ 6,289	€ (958)	€ 5,821	€ 44,437	€ 82
Profit for the year	13,961						13,887	13,887	74
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	55				55			55
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements	3				3			3
Change of minor investments measured at fair value with effects to OCI	56				56			56
Items that are not reclassified to profit or loss in later periods	114				114			114
Items that may be reclassified to profit or loss in later periods
Currency translation differences	1,095			1,093	1			1,094	1
Change in the fair value of cash flow hedge derivatives net of tax effect	560				560			560
Share of "Other comprehensive income (loss)" on equity-accounted investments	(12)				(12)			(12)
Items that may be reclassified to profit or loss in later periods	1,643			1,093	549			1,642	1
Total comprehensive income (loss) of the year	15,718			1,093	663		13,887	15,643	75
Dividend distribution of Eni SpA	(1,522)						(1,522)	(1,522)
Interim dividend distribution of Eni SpA	(1,500)		(1,500)					(1,500)
Dividend distribution of other companies	(60)								(60)
Allocation of profit (loss)			4,299				(4,299)
Capital contribution by non-controlling interests	92								92
Purchase of treasury shares	(2,400)		(2,400)		2,400	(2,400)		(2,400)
Cancellation of treasury shares					(400)	400
Long-term share-based incentive plan and employee stock ownership plan	18		18		(21)	21		18
Coupon payment on perpetual subordinated bonds	(138)		(138)					(138)
Change in non‐controlling interest	477		196					196	281
Transactions with holders of equity instruments	(5,033)		475		1,979	(1,979)	(5,821)	(5,346)	313
Other changes	26		230	(59)	(146)			25	1
Other changes in equity	26		230	(59)	(146)			25	1
Balance at Dec. 31, 2022	55,230	4,005	23,455	7,564	8,785	(2,937)	13,887	54,759	471
Profit for the year	4,860						4,771	4,771	89
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	(21)				(21)			(21)
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements	(2)				(2)			(2)
Change of minor investments measured at fair value with effects to OCI	45				45			45
Items that are not reclassified to profit or loss in later periods	22				22			22
Items that may be reclassified to profit or loss in later periods
Currency translation differences	(2,010)			(2,001)	(9)			(2,010)
Change in the fair value of cash flow hedge derivatives net of tax effect	383				383			383
Share of "Other comprehensive income (loss)" on equity-accounted investments	54				54			54
Items that may be reclassified to profit or loss in later periods	(1,573)			(2,001)	428			(1,573)
Total comprehensive income (loss) of the year	3,309			(2,001)	450		4,771	3,220	89
Dividend distribution of Eni SpA	(3,005)		(3,005)					(3,005)
Dividend distribution of other companies	(36)								(36)
Allocation of profit (loss)			13,887				(13,887)
Reimbursement to non-controlling interests	(16)								(16)
Purchase of treasury shares	(1,837)		(1,837)		1,837	(1,837)		(1,837)
Cancellation of treasury shares					(2,400)	2,400
Long-term share-based incentive plan and employee stock ownership plan	20		20		(41)	41		20
Coupon payment on perpetual subordinated bonds	(138)		(138)					(138)
Change in non‐controlling interest			47					47	(47)
Transactions with holders of equity instruments	(5,012)		8,974		(604)	604	(13,887)	(4,913)	(99)
Issuing effect of convertible bonds	79				79			79
Other changes	38		559	(325)	(195)			39	(1)
Other changes in equity	117		559	(325)	(116)			118	(1)
Balance at Dec. 31, 2023	53,644	4,005	32,988	5,238	8,515	(2,333)	4,771	53,184	460
Profit for the year	2,764						2,624	2,624	140
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	4				4			4
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements	1				1			1
Change of minor investments measured at fair value with effects to OCI	62				62			62
Items that are not reclassified to profit or loss in later periods	67				67			67
Items that may be reclassified to profit or loss in later periods
Currency translation differences	3,066			2,992	(2)			2,990	76
Change in the fair value of cash flow hedge derivatives net of tax effect	(649)				(648)			(648)	(1)
Share of "Other comprehensive income (loss)" on equity-accounted investments	(69)				(71)			(71)	2
Items that may be reclassified to profit or loss in later periods	2,348			2,992	(721)			2,271	77
Total comprehensive income (loss) of the year	5,179			2,992	(654)		2,624	4,962	217
Dividend distribution of Eni SpA	(3,067)		(3,067)					(3,067)
Dividend distribution of other companies	(50)								(50)
Allocation of profit (loss)			4,771				(4,771)
Capital contribution by non-controlling interests	1								1
Purchase of treasury shares	(2,003)		(2,003)		2,003	(2,003)		(2,003)
Cancellation of treasury shares	1,375				(1,375)	1,375
Long-term share-based incentive plan and employee stock ownership plan	24		24		(78)	78		24
Issuance of perpetual subordinated bonds	(1,848)								1,848
Coupon payment on perpetual subordinated bonds	(138)		(138)					(138)
Change in non‐controlling interest	588		196					196	392
Transactions with holders of equity instruments	(2,797)		(217)		550	(550)	(4,771)	(4,988)	2,191
Other changes	(378)		(219)	(149)	(5)			(373)	(5)
Other changes in equity	(378)		(219)	(149)	(5)			(373)	(5)
Balance at Dec. 31, 2024	€ 55,648	€ 4,005	€ 32,552	€ 8,081	€ 8,406	€ (2,883)	€ 2,624	€ 52,785	€ 2,863